Related Parties - Transactions with Trip.com and its Subsidiaries (Detail) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Balance Outstanding
Trade payables	$ 91,237	$ 67,054
Trip.com and its Subsidiaries [Member]
Balance Outstanding
Trade and other receivables	2,762	344
Trade payables	5,965	6,611
Advance to suppliers	$ 171	$ 179